Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information (Parent Company Only)
Condensed Financial Information (Parent Company Only)

Note 20: Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2023	2022

	(In thousands)
Assets
Cash and cash equivalents	$12,094	$11,273
Investment in the Bank	71,787	69,914
Other assets	4,078	3,110

Total assets	$87,959	$84,297

Liabilities and Stockholders’ Equity
Subordinated debentures	$23,787	$23,726
Other liabilities	579	834
Stockholders’ equity	63,593	59,737

Total liabilities and stockholders’ equity	$87,959	$84,297

Condensed Statements of Income and Comprehensive Income

	Years Ended December 31,
	2023	2022

	(In thousands)
Operating Income
Dividends from subsidiary	$12,103	$10,779
Interest and dividend income from securities and federal funds	9	—

Total operating income	12,112	10,779

General, Administrative and Other Expenses	4,390	4,498

Income (Loss) Before Income Taxes and Equity in Undistributed Income of Subsidiary	7,722	6,281

Income Tax Benefits	983	1,095

Income (Loss) Before Equity in Undistributed Income of Subsidiary	8,705	7,376

Equity in Undistributed Income of Subsidiary	245	1,281

Net Income	$8,950	$8,657

Comprehensive Income (Loss)	$10,808	$(7,643)

Condensed Statements of Cash Flows

	Years Ended December 31,
	2023	2022

	(In thousands)
Operating Activities
Net income	$8,950	$8,657
Items not requiring (providing) cash
Equity in undistributed income of subsidiary	(245)	(1,281)
Amortization of share-based compensation plans	658	1,005
Net change in other assets and other liabilities	(3,021)	(874)

Net cash provided by operating activities	6,342	7,507

Investing Activities

Net cash used in investing activities	—	—

Financing Activities
Repurchase of common stock	(733)	(767)
Cash dividends paid	(4,788)	(4,559)

Net cash used in financing activities	(5,521)	(5,326)

Net Change in Cash and Cash Equivalents	821	2,181

Cash and Cash Equivalents at Beginning of Year	11,273	9,092

Cash and Cash Equivalents at End of Year	$12,094	$11,273